Straight - Line Method over Remaining Lease Term or Life of Asset (Detail)	12 Months Ended
Dec. 31, 2015
Office equipment and furniture | Maximum
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Office equipment and furniture | Minimum
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment under capitalized lease
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life Description	Over life of lease